Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Related party debt issuance costs	$ 116	$ 125
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	10,000,000
Preferred stock, shares issued	2,750,000	2,750,000
Preferred stock, shares outstanding	2,750,000	2,750,000
Preferred stock liquidation preference	$ 30,311	$ 29,211
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	24,706,999	7,015,636
Common stock, shares outstanding	24,699,145	7,007,782